Tangible assets - Property and Equipment (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impairment
Loss	$ 0	$ 1,735,867	$ 4,772,385
Real estate
Property and Equipment
Cost of tangible assets		553,042,144	545,402,595
Transfer to investment properties	(5,698,979)	(47,800,365)
Additions		3,965,164	15,759,793
Disposals		8,153,728	8,813,919
Impairment
Loss			1,735,867
Reversals		4,576,625	2,429,542
Depreciation
Depreciation, accumulated, beginning balance	68,502,035	65,217,886
Disposals	5,468,993	8,540,645
For the period	11,871,985	11,824,794
Depreciation, accumulated, ending balance	69,206,048	68,502,035	65,217,886
Carrying amount of tangible assets	436,423,792	484,540,109
Furniture and facilities
Property and Equipment
Cost of tangible assets		180,422,468	173,938,549
Additions		17,927,686	14,858,656
Disposals		16,541,832	8,374,737
Depreciation
Depreciation, accumulated, beginning balance	96,930,949	87,347,699
Disposals	16,541,786	8,361,929
For the period	18,707,287	17,945,179
Depreciation, accumulated, ending balance	99,096,450	96,930,949	87,347,699
Carrying amount of tangible assets	82,711,872	83,491,519
Rights of use – Real estate
Property and Equipment
Cost of tangible assets		106,946,603	93,930,002
Additions		14,028,401	20,795,120
Disposals		14,268,200	7,778,519
Depreciation
Depreciation, accumulated, beginning balance	53,942,117	54,220,934
Disposals	8,327,880	5,509,446
For the period	4,063,282	5,230,629
Depreciation, accumulated, ending balance	49,677,519	53,942,117	54,220,934
Carrying amount of tangible assets	57,029,285	53,004,486
Machinery and equipment
Property and Equipment
Cost of tangible assets		34,984,084	46,958,668
Additions		53,892,251	10,576,312
Disposals		11,228,689	22,550,896
Depreciation
Depreciation, accumulated, beginning balance	17,810,869	25,809,289
Disposals	11,230,344	22,550,897
For the period	22,622,182	14,552,477
Depreciation, accumulated, ending balance	29,202,707	17,810,869	25,809,289
Carrying amount of tangible assets	48,444,939	17,173,215
Work in progress
Property and Equipment
Cost of tangible assets		8,884,230	22,175,719
Additions		17,446,861	9,449,544
Disposals		6,468,355	22,741,033
Depreciation
Carrying amount of tangible assets	19,862,736	8,884,230
Automobiles
Property and Equipment
Cost of tangible assets		5,468,044	4,634,513
Additions		723,660	1,171,940
Disposals		442,940	338,409
Depreciation
Depreciation, accumulated, beginning balance	3,154,394	2,735,505
Disposals	240,416	276,674
For the period	760,042	695,563
Depreciation, accumulated, ending balance	3,674,020	3,154,394	2,735,505
Carrying amount of tangible assets	2,074,744	2,313,650
Total
Property and Equipment
Cost of tangible assets		889,747,573	887,040,046
Transfer to investment properties	(5,698,979)	(47,800,365)
Additions		107,984,023	72,611,365
Disposals		57,103,744	70,597,513
Impairment
Loss			1,735,867
Reversals		4,576,625	2,429,542
Depreciation
Depreciation, accumulated, beginning balance	240,340,364	235,331,313
Disposals	41,809,419	45,239,591
For the period	58,024,778	50,248,642
Depreciation, accumulated, ending balance	250,856,744	240,340,364	$ 235,331,313
Carrying amount of tangible assets	$ 646,547,368	$ 649,407,209